Related Party Transactions (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
In the ordinary course of business, the Company enters into transactions with related parties, including Stagwell and its affiliates. The transactions may range in the nature and value of services underlying the arrangements. Below are the related party transactions that are significant in nature:
In October 2019, a Partner Firm of the Company entered into an arrangement with a Stagwell affiliate, in which the Stagwell affiliate and the Partner Firm will collaborate to provide various services to a client of the Partner Firm. The Partner Firm and the Stagwell affiliate pitched and won this business together, with the client ultimately determining the general scope of work for each agency. Under the arrangement, which was structured as a sub-contract due to client preference, the Partner Firm is expected to pay the Stagwell affiliate, for services provided by the Stagwell affiliate in connection with serving the client, approximately $655 which is expected to be recognized through the end of 2020. As of March 31, 2020, $565 was owed to the affiliate.
In January 2020, a Partner Firm of the Company entered into an arrangement with a Stagwell affiliate to develop advertising technology for the Partner Firm. Under the arrangement the Partner Firm is expected to pay the Stagwell affiliate approximately $460, which is expected to be recognized through May 2020. As of March 31, 2020, $170 was owed to the affiliate.
On February 14, 2020, Sloane sold substantially all its assets and certain liabilities to an affiliate of Stagwell. See Note 2 of the Notes to the Consolidated Financial Statements for information related to this transaction.
The Company entered into an agreement commencing on January 1, 2020 to sublease office space through July 2021 to a company whose chairman is a member of the Company’s Board of Directors. The total future rental income related to the sublease is approximately $229.	Related Party Transactions
In the ordinary course of business, the Company enters into transactions with related parties, including Stagwell and its affiliates. The transactions may range in the nature and value of services underlying the arrangements. Below are the related party transactions that are significant in nature:
In October 2019, a Partner Firm of the Company entered into an arrangement with an affiliate of Stagwell, in which the affiliate and the Partner Firm will collaborate to provide various services to a client of the Partner Firm. Under the arrangement the Partner Firm will pay the affiliate, for services provided by the affiliate, approximately $655 which is expected to be recognized through the end of 2020. As of December 31, 2019, $393 was owed to the affiliate.
On February 14, 2020, Sloane sold substantially all its assets and certain liabilities to an affiliate of Stagwell. See Note 1 of the Notes to the Consolidated Financial Statements for information related to this transaction.

The Company entered into an agreement commencing on January 1, 2020 to sublease office space through July 2021 to a company whose chairman is a member of the Company’s Board of Directors. The total future rental income related to the sublease is approximately $350.